Commitments and Contingencies (Details) - Schedule of components of lease costs - Jasper Therapeutics, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease cost
Operating lease cost*	$ 45
Short-term lease cost	301	53
Total lease cost	$ 346	$ 53